Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Schedule of financial assets measured at fair value level on recurring basis
	Fair value as at June 30, 2022
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$29,322,504	$-	$-	$29,322,504
Short-term investments - bonds	192,398	-	-	192,398
Common shares	496,741	-	-	496,741

	Fair value as at June 30, 2021
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$46,441,482	$-	$-	$46,441,482
Short-term investments - bonds	143,914	-	-	143,914
Common or preferred shares	461,635	-	-	461,635
Warrants	-	34,891	-	34,891

Schedule of remaining contractual maturities of financial liabilities
	June 30, 2022		June 30, 2021
	Due within a year	Total	Total
Accounts payable and accrued liabilities	$3,492,269	$3,492,269	$1,044,189
Due to a related party	377,031	377,031	50,378
	$3,869,300	$3,869,300	$1,094,567

Schedule of currency risk affect net income
Financial assets denominated in foreign currencies other than
relevant functional currency	June 30, 2022	June 30, 2021
United States dollars	$468,714	$11,079,194
Bolivianos	886,188	285,267
Total	$1,354,902	$11,364,461

Financial liabilities denominated in foreign currencies other than relevant functional currency
Bolivianos	1,619,261	333,405
Total	$1,619,261	$333,405